Operating Leases (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Minimum future annual payments for all operating leases for continuing operations, including pole rentals
The minimum future annual payments for all operating leases from continuing operations (with initial or remaining terms in excess of one year) during the next five years and thereafter, including pole rentals from January 1, 2011 through December 31, 2015, at rates now in force are as follows:

2011	$72,600
2012	73,105
2013	67,870
2014	66,139
2015	59,314
Thereafter	119,087